Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Accounts payable	$ 1,866	$ 2,438
Bank overdrafts and cash pooling	133	6
Repurchase agreements	2,324	2,208
Accrued expenses and taxes	4,265	3,723
Credit facilities	441	338
Borrowed funds	432	401
Accrued post-retirement benefit liability	528	625
Secured borrowings from mortgage securitization	2,007	1,912
Lease liabilities	850	864
Other financial liabilities	1,810	1,136
Obligations for securities borrowing	51	0
Collateralized loan obligation	1,726	0
Deferred payments liability	330	382
Other	1,020	825
Total other liabilities	17,783	14,858
Borrowed Funds
Disclosure of detailed information about borrowings [line items]
Net cash flow changes	31	81
Foreign exchange rate movements	$ 0	$ 1